Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
General and administrative	$ 1,934,449	$ 1,422,394
Research and development	45,450
Marketing	6,350	9,989
Total operating expenses	1,986,249	1,432,383
Other expense:
Interest expense	(402,663)	(86,142)
Impairment loss on digital currencies	(165,331)	(121,117)
Realized loss on digital currencies transactions	(1,851)	(959)
Total other expenses	(569,845)	(208,218)
Net loss	(2,556,094)	(1,640,601)
Deemed dividend related to reduction of warrant strike price		(95,708)
Net loss attributable to common stockholders	$ (2,556,094)	$ (1,736,309)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.09)	$ (0.11)
Weighted average number of common shares outstanding, basic and diluted	29,835,396	15,885,129